CERTNYS

NYSE Euronext

1-31423

11000207

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

March 24, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Nuveen Arizona Dividend Advantage Municipal Fund 3, MuniFund Term Preferred Shares of Beneficial Interest, $10.00 liquidation preference per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 18, 2011. Tentative listing date – March 25, 2011.

Sincerely,